ADVANCE TO VENDORS	12 Months Ended
Sep. 30, 2024
ADVANCE TO VENDORS.
ADVANCE TO VENDORS

NOTE 5 — ADVANCE TO VENDORS

Advance to vendors consisted of the following as of September 30, 2024 and 2023:

	2024	2023
Prepayments for technical service and IT equipment	$1,124,030	$1,057,682